Stock Purchases Rights, Stock Options and Warrants - Schedule of Additional Information Regarding Warrants Outstanding (Detail) (USD $)	9 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants, Exercise Price	$ 82.79	$ 30.80	$ 31.14	$ 31.47
Warrants, Number Outstanding	6,039	686,417	690,947	695,477
Warrants, Weighted Average Remaining Life in Years	1 year 5 months 1 day
Warrants, Weighted Average Exercise Price	$ 82.79	$ 30.80